Investment Objectives and Goals	Dec. 31, 2024
SmartETFs Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Risk/Return [Heading]	SmartETFs Asia Pacific Dividend Builder ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	SmartETFs Asia Pacific Dividend Builder ETF’s investment objective is to provide investors with dividend income and long-term capital growth.
SmartETFs Dividend Builder ETF
Prospectus [Line Items]
Risk/Return [Heading]	SmartETFs Dividend Builder ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	SmartETFs Dividend Builder ETF seeks a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.
SmartETFs Smart Transportation & Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	SmartETFs Smart Transportation & Technology ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	SmartETFs Smart Transportation & Technology ETF’s investment objective is long-term capital appreciation.
SmartETFs Sustainable Energy II ETF
Prospectus [Line Items]
Risk/Return [Heading]	SmartETFs Sustainable Energy II ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	SmartETFs Sustainable Energy II ETF’s investment objective is long-term capital appreciation.